             PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                             DATED JAN. 2, 2007*

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PRODUCT NAME (OLD NAME/                     PROSPECTUS    SAI          DATE          VARIABLE ACCOUNT NAME
NEW NAME, IF APPLICABLE)                    FORM #        FORM #                     (OLD NAME/NEW NAME)
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
IDS LIFE OF NEW YORK FLEXIBLE ANNUITY/      S-6175 X      S-6336 D     5/1/2006      IDS LIFE OF NEW YORK ACCOUNTS 4, 5,
RIVERSOURCE(SM) FLEXIBLE ANNUITY            (5/06)        (5/06)                     6, 9, 10, 11, 12, 13, 14, 15, 16,
                                                                                     17, 18 AND 19/ RIVERSOURCE OF
                                                                                     NEW YORK ACCOUNT 4
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IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO     S-6163 M      S-6343 D     5/1/2006      IDS LIFE OF NEW YORK VARIABLE
ANNUITY/RIVERSOURCE(SM) FLEXIBLE            (5/06)        (5/06)                     ANNUITY ACCOUNT/RIVERSOURCE OF
PORTFOLIO ANNUITY                                                                    NEW YORK VARIABLE ANNUITY ACCOUNT
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RIVERSOURCE RETIREMENT ADVISOR              S-6471 H      S-6343 D     5/1/2006
VARIABLE ANNUITY(SM)                        (5/06)        (5/06)
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RIVERSOURCE RETIREMENT ADVISOR              S-6410 F      S-6343 D     5/1/2006
ADVANTAGE(SM) VARIABLE ANNUITY;             (5/06)        (5/06)
RIVERSOURCE RETIREMENT ADVISOR
SELECT(SM) VARIABLE ANNUITY
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RIVERSOURCE RETIREMENT ADVISOR              S-6362 F      S-6343 D     5/1/2006
ADVANTAGE PLUS(SM) VARIABLE ANNUITY;        (5/06)        (5/06)
RIVERSOURCE RETIREMENT ADVISOR SELECT
PLUS(SM) VARIABLE ANNUITY
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IDS LIFE OF NEW YORK VARIABLE               S-6171 AH     S-6337 D     5/1/2006      IDS LIFE OF NEW YORK ACCOUNT 8/
UNIVERSAL LIFE/RIVERSOURCE(SM)              (5/06)        (5/06)                     RIVERSOURCE OF NEW YORK ACCOUNT 8
VARIABLE UNIVERSAL LIFE
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IDS LIFE OF NEW YORK VARIABLE               S-6211 H      S-6337 D     5/1/2006
UNIVERSAL LIFE III/RIVERSOURCE(SM)          (5/06)        (5/06)
VARIABLE UNIVERSAL LIFE III
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

Effective Dec. 31, 2006, American Centurion Life Assurance Company merged into its affiliate, IDS Life Insurance Company of New York (IDS Life of New
York). At the time of the merger, IDS Life of New York was renamed RiverSource Life Insurance Co. of New York (RiverSource Life of NY). All references to "we," "us," "our" or "IDS Life of New York" are replaced with RiverSource Life of NY.

Effective Jan. 1, 2007, RiverSource Distributors, Inc., a wholly-owned subsidiary of Ameriprise Financial, Inc. and our affiliate, replaced Ameriprise Financial Services, Inc. as the principal underwriter and general distributor of the contracts and policies. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Effective Jan. 2, 2007, the names of the contracts and policies and of the variable accounts are those shown in the table above.

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S-6504-3 A (1/07)

* Valid until next prospectus update.
  Destroy date 5/1/07.